Revenue - product sales and recycling services - Schedule of product sales revenue (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended	14 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Dec. 31, 2022
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 3.5	$ 1.5
Fair value pricing adjustments	2.3	1.2
Product sales	5.8	2.7	$ 5.8
Recycling services	0.1	0.1
Revenue before Fair Value Pricing Adjustment		1.6	$ 3.6
Revenue	$ 5.9	$ 2.8